Fair Value Measurements (Details 2) In Millions, unless otherwise specified	Dec. 31, 2013 Eurobond Due 2014 EUR (€)	Dec. 31, 2013 Carrying Amount USD ($)	Dec. 31, 2012 Carrying Amount USD ($)	Dec. 31, 2013 Carrying Amount Eurobond Due 2014 USD ($)	Dec. 31, 2012 Carrying Amount Eurobond Due 2014 USD ($)	Dec. 31, 2013 Fair Value USD ($)	Dec. 31, 2012 Fair Value USD ($)	Dec. 31, 2013 Fair Value Eurobond Due 2014 USD ($)	Dec. 31, 2012 Fair Value Eurobond Due 2014 USD ($)
Financial Instruments
Eurobond securities (long-term in 2012 and short-term at period end)				$ 1,424	$ 1,383			$ 1,447	$ 1,443
Long-term debt, excluding current portion and Eurobond securities due 2014		4,326	3,533			4,463	3,920
Principal amount	€ 1,025